DEBT AND CAPITAL LEASE OBLIGATIONS (Capital Leases) (Detail) (USD $)	1 Months Ended
	Apr. 30, 2014	Apr. 30, 2015	Dec. 31, 2014 MW	Mar. 31, 2015	Jun. 30, 2015	Apr. 30, 2016	Jan. 31, 2015 MW
Capital Lease Asset Purchase Commitment [Line Items]
Generating Capacity Purchased, in MWs			192
Springerville Coal Handling Facilities Lease [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed price to acquire leased interest in facilities	$ 120,000,000
Springerville Coal Handling Facilities Lease [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share		100.00%
Jointly Owned Utility Plant Proportionate Ownership Share, Purchased		86.70%
Fixed price to acquire leased interest in facilities		120,000,000
Springerville Coal Handling Facilities Lease [Member] | SRP [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities			24,000,000
Recorded Amounts of Third Party Commitments				0
Springerville Coal Handling Facilities Lease [Member] | SRP [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities					24,000,000
Springerville Coal Handling Facilities Lease [Member] | Tri-State [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities			24,000,000
Recorded Amounts of Third Party Commitments				0
Springerville Coal Handling Facilities Lease [Member] | Tri-State [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities						24,000,000
Springerville Unit 1 | Additional Purchase of Equity Interest [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share							24.80%
Lease arrangement, fair market value purchase price							$ 46,000,000
Generating Capacity Purchased, in MWs							96
Springerville Unit 1 | Completion of Purchase of Equity Interest [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share							49.50%
Generating Capacity Purchased, in MWs							192